NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated and condensed statements of cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows related to operations
Net income	$ 735.4	$ 339.4	$ 187.4
Depreciation and amortization	709.8	650.4	691.0
(Gain) loss on valuation and translation of financial instruments	2.4	2.1	3.8
Amortization of financing costs and long-term debt discount	6.9	7.0	7.1
Loss on debt refinancing	15.6	7.3	12.1
Deferred income taxes	124.5	(31.7)	40.7
Other	4.0	3.7	5.9
Net change in non-cash balances related to operations	(95.3)	118.7	(98.7)
Cash flows related to investing activities
Proceeds from disposal of subsidiaries		3.0	316.3
Acquisition of tax deductions from the parent corporation		(14.0)
Other	(10.6)	12.7	(12.7)
Cash flows related to financing activities
Net change in bank indebtedness	(18.9)	(14.9)	29.3
Net change under revolving facilities	(209.3)	(40.3)	246.9
Repayments of long-term debt	(664.5)	(19.0)	(652.3)
Settlement of hedging contracts	16.6	0.4	(34.3)
Repurchase of Common Shares	(43.9)		(500.2)
Cash and cash equivalents at the beginning of the year	20.7	18.6	395.3
Cash and cash equivalents at the end of the year	864.9	20.7	18.6
Quebecor Media
Cash flows related to operations
Net income	145.7	38.6	485.8
Depreciation and amortization	4.3	3.3	2.4
(Gain) loss on valuation and translation of financial instruments	(0.7)		3.2
Amortization of financing costs and long-term debt discount	2.4	2.8	2.7
Loss on debt refinancing	10.4
Impairment and disposal of investments in subsidiaries		73.3	102.8
Loss on notes receivable from subsidiaries		14.8
Deferred income taxes	2.5	1.8	8.0
Other	2.4	(0.3)	0.5
Net change in non-cash balances related to operations	39.3	7.5	(70.8)
Cash flows provided by operations	206.3	141.8	534.6
Cash flows related to investing activities
Net change in investments in subsidiaries	(8.5)	(63.5)	(380.8)
Proceeds from disposal of subsidiaries			301.5
Acquisition of tax deductions from the parent corporation		(14.0)
Other	(8.5)	3.9	(13.1)
Cash flows used in continuing investing activities	(17.0)	(73.6)	(92.4)
Cash flows related to financing activities
Net change in bank indebtedness	(2.5)	(8.1)	10.6
Net change under revolving facilities		(2.8)	2.0
Repayments of long-term debt	(336.7)	(3.6)	(14.3)
Settlement of hedging contracts	(1.6)	5.2	2.9
Repurchase of Common Shares	(43.9)		(500.2)
Repurchase of redeemable preferred shares issued to subsidiaries		(430.0)
Dividends and reduction of paid-up capital	(100.0)	(100.0)	(100.0)
Net change in subordinated loans from subsidiaries	66.0	(2,768.0)	2,003.0
Net change in convertible obligations, subordinated loans and notes receivable - subsidiaries	276.0	3,199.0	(1,907.5)
Net change in advances to or from subsidiaries	(15.4)	40.1	0.2
Cash flows used in continuing financing activities	(158.1)	$ (68.2)	(503.3)
Net change in cash and cash equivalents	31.2		(61.1)
Cash and cash equivalents at the beginning of the year			$ 61.1
Cash and cash equivalents at the end of the year	$ 31.2